Warrant Liabilities - Additional Information (Detail) - $ / shares	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Aug. 18, 2021	Aug. 18, 2020
Redemption price of warrants per unit					$ 0.10
Warrant issue price		$ 11.50
dMY TECHNOLOGY GROUP, INC. III [Member]
Public Warrants will become exercisable	on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering of dMY
Warrant exercise price, description	at a price of $0.01 per warrant
Public Warrants [Member]
Number of warrants or rights outstanding		7,500,000	5,233,018
Public warrants expire date		upon a minimum of 30 days’ prior written notice of redemption
Share price					10.00
Public Warrants [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Number of warrants or rights outstanding		11,500,000
Private Placement Warrants [Member]
Number of warrants or rights outstanding			0
Threshold period for warrants will not be transferable, assignable or salable after the completion of a business combination		30 days
Class of warrant exercised on cashless basis			4.0
Net issuance on warrant			2.2
Private Placement Warrants [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Number of warrants or rights outstanding		4,000,000
Common Class A [Member] | Redemption Price One [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Redemption price of warrants per unit					$ 0.01
Number of trading days	30 days
Common Class A [Member] | Redemption Price Two [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Redemption price of warrants per unit			$ 20
Number of consecutive trading days for which the stock price is to be maintained	20 days
Number of trading days	30 days
Common Class A [Member] | Minimum [Member] | Redemption Price One [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Share price				$ 18.00
Common Class A [Member] | Public Warrants [Member] | Redemption Price Two [Member]
Share price			10.00
Common Class A [Member] | Private Placement Warrants [Member] | Redemption Price Two [Member]
Share price			$ 18.00